     As Filed with the Securities and Exchange Commission on June 26, 2000

                                                      REGISTRATION NO. 333-82957
                                                                       811-05846
--------------------------------------------------------------------------------
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    ------------

                                      FORM N-4


                         POST-EFFECTIVE AMENDMENT NO. 3 TO                 /X/

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                        AND

                                AMENDMENT NO. 27 TO                         /X/

                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                             (Exact Name of Registrant)

                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Name of Depositor)

                            ONE SUN LIFE EXECUTIVE PARK
                        WELLESLEY HILLS, MASSACHUSETTS 02181
                (Address of Depositor's Principal Executive Offices)

                    DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

             EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                  ONE COPLEY PLACE
                            BOSTON, MASSACHUSETTS 02116
                      (Name and Address of Agent for Service)

                            COPIES OF COMMUNICATIONS TO:
                                 JOAN E. BOROS, ESQ.
                  JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                           1025 THOMAS JEFFERSON STREET, N.W.
                                     SUITE 400 EAST
                                 WASHINGTON, D.C. 20007

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On July 17, 2000 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

This Amendment to the registration statement on Form N-4 (file No. 333-82957), which became effective on October 14, 1999 (the "Registration Statement"), is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus and profile contained in the Registration Statement for the following annuity products:

             Futurity Accolade Variable and Fixed Annuity
             MFS Regatta Extra Variable and Fixed Annuity


Each of the supplements describes additional variable investment options to be made available under the annuity contracts offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and profile for the each of the above-referenced annuity products included in this Amendment and does not otherwise delete, amend or supersede any information contained in the Registration Statement, as amended.

                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS

    Attached hereto and made a part hereof is a Supplement to the Prospectus dated April 10, 2000 (incorporated herein by reference from Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (Registration No. 333-82957) filed March 31, 2000) for each of the following:

               Futurity Accolade Variable and Fixed Annuity
               MFS Regatta Extra Variable and Fixed Annuity

                         SUPPLEMENT DATED JUNE 26, 2000
                                       TO
                          PROFILE DATED APRIL 10, 2000
                                      AND
                        PROSPECTUS DATED APRIL 10, 2000
                                      FOR
                               FUTURITY ACCOLADE
                           VARIABLE AND FIXED ANNUITY
             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective July 17, 2000, with the addition of 6 new Funds -- the Sun Capital Davis Financial Fund, the Sun Capital Davis Venture Value Fund, the Sun Capital Value Equity Fund, the Sun Capital Value Managed Fund, the Sun Capital Value Mid Cap Fund, and the Sun Capital Value Small Cap Fund (each, a "Fund") -- to the Sun Capital Advisers Trust, you may allocate your money among up to 41 variable investment options (depending on when you purchase your Contract) available under the Futurity Accolade Variable and Fixed Annuity. The Sun Capital Advisers Trust is managed by Sun Capital Advisers, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Market conditions will determine the value of an investment in any of the new Funds and in any other Fund. The Funds are described in the current Fund prospectuses.

      THE OCC EQUITY PORTFOLIO, THE OCC MANAGED PORTFOLIO, THE OCC MID CAP PORTFOLIO, AND THE OCC SMALL CAP PORTFOLIO WILL NOT BE AVAILABLE TO ANY PARTICIPANT WHO PURCHASES A CONTRACT ON OR AFTER JULY 17, 2000.

      As a result of the addition of the new Funds, the Profile dated April 10, 2000 (the "Profile") and the Prospectus dated April 10, 2000 (the "Prospectus") for the Futurity Accolade Variable and Fixed Annuity are amended and supplemented as follows:

      1. The third paragraph of Section 1, "The Annuity Contract," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

      "If you purchased your Contract before July 17, 2000, you may choose among 41 variable investment options and a range of fixed interest options; however, if you purchased your Contract on or after June 26, 2000, you may choose among 37 variable investment options and a range of fixed interest options. The OCC Equity Portfolio, the OCC Management Portfolio, the OCC Mid Cap Portfolio, and the OCC Small Cap Portfolio will not be available to you if you purchased your Contract on or after July 17, 2000."

      2. The list of the available investment options under the Sun Capital Advisers Trust appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is supplemented by the addition of the Sun Capital Davis Financial Fund, the Sun Capital Davis Venture Value Fund, the Sun Capital Value Equity Fund, the Sun Capital Value Managed Fund, the Sun Capital Value Mid Cap Fund, and the Sun Capital Value Small Cap Fund.

      3. The summary expense chart appearing in Section 5, "Expenses," of the Profile is hereby supplemented as follows:

                                                                                        EXAMPLES:
                                                                                     TOTAL EXPENSES
                                        TOTAL ANNUAL     TOTAL ANNUAL    TOTAL           AT END
                                         INSURANCE          SERIES       ANNUAL    -------------------
SUB-ACCOUNT                               CHARGES          EXPENSES     EXPENSES    1 YEAR    10 YEARS
------------------------------------  ----------------   ------------   --------   --------   --------
Sun Capital Davis Financial Fund           1.55%           0.90  %       2.45 %      $97        $290
Sun Capital Davis Venture Value Fund       1.55%           0.90  %       2.45 %      $97        $290
Sun Capital Value Equity Fund              1.55%           0.90  %       2.45 %      $97        $290
Sun Capital Value Managed Fund             1.55%           0.90  %       2.45 %      $97        $290
Sun Capital Value Mid Cap Fund             1.55%           1.00  %       2.55 %      $98        $300
Sun Capital Value Small Cap Fund           1.55%           1.00  %       2.55 %      $98        $300

      4. The "Underlying Fund Annual Expenses" table on page 6 of the Prospectus is hereby supplemented as follows:

                                                                                       TOTAL FUND
                                               MANAGEMENT             OTHER              ANNUAL
                                               FEES (AFTER       EXPENSES (AFTER     EXPENSES (AFTER
                                            REIMBURSEMENT)(2)   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)
                                            -----------------   -----------------   -----------------
Sun Capital Davis Financial Fund(9)               0.75%               0.15%               0.90%
Sun Capital Davis Venture Value Fund(9)           0.75%               0.15%               0.90%
Sun Capital Value Equity Fund(10)                 0.80%               0.10%               0.90%
Sun Capital Value Managed Fund(10)                0.80%               0.10%               0.90%
Sun Capital Value Mid Cap Fund(10)                0.80%               0.20%               1.00%
Sun Capital Value Small Cap Fund(10)              0.80%               0.20%               1.00%

      5. Footnote 2 to the "Underlying Fund Annual Expense" table on page 6 of the Prospectus is hereby deleted in its entirety and replaced by the following:

    (2) For all Funds, except the Sun Capital Davis Financial Fund, the Sun Capital Davis Venture Value Fund, the Sun Capital Value Equity Fund, the Sun Capital Value Managed Fund, the Sun Capital Value Mid Cap Fund, and the Sun Capital Value Small Cap Fund, "Management Fees," "Other Expenses," and "Total Fund Annual Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver. Expense figures shown for the Sun Capital Davis Financial Fund, the Sun Capital Davis Venture Value Fund, the Sun Capital Value Equity Fund, the Sun Capital Value Managed Fund, the Sun Capital Value Mid Cap Fund, and the Sun Capital Value Small Cap Fund are estimates for the year 2000, based on the applicable expense reimbursement waiver. No actual expense figures are shown for these Funds because they commenced operations in July 2000 and, therefore, have less than 12 months of investment experience.

      6. Additionally, the following Footnotes to the "Underlying Fund Annual Expenses" table beginning on page 6 of the Prospectus are added:

    (9) The management fee for each of the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund decreases to 0.70% as the daily net assets of each Fund exceed $500 million.

    (10) The management fee for each of the Sun Capital Value Equity Fund, the Sun Capital Value Managed Fund, the Sun Capital Value Mid Cap Fund, and the Sun Capital Value Small Cap Fund decreases to 0.75% as the daily net assets of each Fund exceed $400 million, and decreases to 0.70% as the daily net assets of each Fund exceed $800 million.

      7. The "Examples" presented on page 8 of the Prospectus are supplemented as follows:

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000, a 5% annual return, and no optional death benefit riders have been elected:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Sun Capital Davis Financial Fund                                $97        $141       $187       $290
Sun Capital Davis Venture Value Fund                            $97        $141       $187       $290
Sun Capital Value Equity Fund                                   $97        $141       $187       $290
Sun Capital Value Managed Fund                                  $97        $141       $187       $290
Sun Capital Value Mid Cap Fund                                  $98        $144       $193       $300
Sun Capital Value Small Cap Fund                                $98        $144       $193       $300

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000, a 5% annual return, and no optional death benefit riders have been elected:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Sun Capital Davis Financial Fund                                $25        $78        $133       $290
Sun Capital Davis Venture Value Fund                            $25        $78        $133       $290
Sun Capital Value Equity Fund                                   $25        $78        $133       $290
Sun Capital Value Managed Fund                                  $25        $78        $133       $290
Sun Capital Value Mid Cap Fund                                  $26        $81        $139       $300
Sun Capital Value Small Cap Fund                                $26        $81        $139       $300

6. The descriptions of the Funds available under the Sun Capital Advisers Trust contained in the "Variable Account Options: The Funds" section beginning on page 11 of the Prospectus are supplemented by the following:

     SUN CAPITAL DAVIS FINANCIAL FUND seeks growth of capital by investing primarily in the common stock of financial services companies.

     SUN CAPITAL DAVIS VENTURE VALUE FUND seeks growth of capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $5 billion.

     SUN CAPITAL VALUE EQUITY FUND seeks long-term capital appreciation through investment in equity securities selected on the basis of a value-oriented approach to investing.

     SUN CAPITAL VALUE MANAGED FUND seeks to achieve growth of capital over time through investment in common stocks, bonds, and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.

     SUN CAPITAL VALUE MID CAP FUND seeks long-term capital appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $8 billion at the time of purchase.

     SUN CAPITAL VALUE SMALL CAP FUND seeks capital appreciation through investment in equity securities of companies with market capitalizations of under $500 million at time of purchase.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT FUTURITY ACCOLADE VARIABLE AND FIXED ANNUITY PROSPECTUS, DATED APRIL 10, 2000, AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS AND THE CURRENT PROSPECTUSES OF THE FUNDS. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

                         SUPPLEMENT DATED JUNE 26, 2000
                                       TO
                          PROFILE DATED APRIL 10, 2000
                                      AND
                        PROSPECTUS DATED APRIL 10, 2000
                                      FOR
                               MFS REGATTA EXTRA
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective July 17, 2000, with the addition of a new Fund -- the Technology Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), you may allocate your money among 27 variable investment options available under the MFS Regatta Extra Variable and Fixed Annuity. Market conditions will determine the value of an investment in the Technology Series and any other Fund. The Technology Series and the other Funds available as Variable Account investment options under the Contract are described in the current Series Fund prospectus, as supplemented.

      As a result of the addition of the Technology Series, the Profile dated April 10, 2000 (the "Profile") and the Prospectus dated April 10, 2000 (the "Prospectus") are amended and supplemented as follows:

      1. The third paragraph of Section 1, "The Annuity Contract," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

      "You may choose among 27 variable investment options and a range of fixed interest options."

      2. The list of the available investment options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is supplemented by the addition of the Technology Series.

      3. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented as follows:

                                                                                          EXAMPLES:
                                            TOTAL ANNUAL   TOTAL ANNUAL    TOTAL       TOTAL EXPENSES
                                             INSURANCE         FUND        ANNUAL          AT END
SUB-ACCOUNT                                   CHARGES        EXPENSES     EXPENSES    1 YEAR    10 YEARS
------------------------------------------  ------------   ------------   --------   --------   --------
Technology Series                             1.55  %        1.00  %       2.55 %      $98        $300

      4. The "Underlying Fund Annual Expenses" table and the footnotes thereto appearing on page 5 of the Prospectus are hereby amended and supplemented as follows:

                                                               OTHER               TOTAL ANNUAL
                                          MANAGEMENT     FUND EXPENSES (2)       FUND EXPENSES (2)
FUND                                         FEES      (AFTER REIMBURSEMENT)   (AFTER REIMBURSEMENT)
----                                      ----------   ---------------------   ---------------------
Technology Series (4)...................    0.75%              0.25%                   1.00%

--------------

    (1) The information relating to Series Fund expenses was provided by the Series Fund and we have not independently verified it. You should consult the Series Fund prospectus(es) for more information about Fund expenses. For all Funds except the Technology Series, "Management Fees," "Other Fund Expenses," and "Total Annual Fund Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver. Expense figures shown for the Technology Series are estimates for the year 2000, based on the applicable expense reimbursement waiver. No actual expense figures are shown for the Technology Series because it commenced operations in June 2000 and, therefore, has less than 12 months of investment performance.

    (2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses" in the table. Had these fees been taken into account, "Total Fund Expenses" for certain of the Funds would be as follows:

    Bond Series.............................................  0.71%
    Capital Appreciation Series.............................  0.75%
    Capital Opportunities Series............................  0.83%
    Equity Income Series....................................  0.91%
    Global Asset Allocation Series..........................  0.88%
    New Discovery Series....................................  1.05%
    Strategic Income Series.................................  1.03%
    Technology Series.......................................  1.03%
    Utilities Series........................................  0.81%

    (4) MFS has agreed to bear the expenses of the Fund such that "Other Expenses," after taking into account the expense offset arrangement described in Footnote (2) above, will not exceed 0.25% annually. This arrangement will continue until at least May 1, 2001, unless changed with the consent of the Series Fund's Board of Directors.

4. The "Examples" presented on page 6 of the Prospectus are supplemented as follows:

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000, a 5% annual return and no optional death benefit riders have been elected:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Technology Series                                               $98        $144       $193       $300

      If you do NOT surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000, a 5% annual return and no optional death benefit riders have been elected:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Technology Series                                               $26        $ 81       $139       $300

      5. The "Variable Account Options: The MFS/Sun Life Series Trust" section beginning on page 9 of the Prospectus, is amended and supplemented as follows:

       (a) The second paragraph of the section is deleted in its entirety and replaced by the following:

               "The Series Fund is composed of 28 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 28 series (each, a "Fund"), each corresponding to one of the portfolios. The Contract provides for investment by the Sub-Accounts in shares of the 27 Funds described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

       (b) The following Fund description is added to page 10 of the Prospectus:

       "TECHNOLOGY SERIES will seek capital appreciation."

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF MFS REGATTA EXTRA VARIABLE AND FIXED ANNUITY, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST, AS SUPPLEMENTED. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

EXTRASUPP-1 6/00

                                       PART B
                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION

     Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (Registration No. 333-82957), filed March 31, 2000, is the Statement of Additional Information dated April 10, 2000 for each of the following:


             Futurity Accolade Variable and Fixed Annuity
             MFS Regatta Extra Variable and Fixed Annuity

                                       PART C

                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) The following Financial Statements are incorporated in the Registration Statement by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-82957), filed March 31, 2000:

          Included in Part A:

             A.     Condensed Financial Information - Accumulation Unit Values.

             B.     Financial Statements of the Depositor:

                       1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1998 and 1997;
                       2. Statutory Statements of Operations, Years Ended December 31, 1998, 1997 and 1996;
                       3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1998, 1997 and 1996;
                       4. Statutory Statements of Cash Flow, Years Ended December 31, 1998, 1997 and 1996;
                       5.     Notes to Statutory Financial Statements; and
                       6.     Independent Auditors' Report.

         Included in Part B:

             A.     Financial Statements of the Registrant:

                       1.     Statement of Condition, December 31, 1998;
                       2.     Statement of Operations, Year Ended December 31,
                              1998;
                       3. Statements of Changes in Net Assets, Years Ended December 31, 1998 and December 31, 1997;
                       4.     Notes to Financial Statements; and
                       5.     Independent Auditors' Report.

         (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

              (1) Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14,
                              1997);

              (2)             Not Applicable;

              (3)(a) Distribution Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

                 (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998);

                 (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998); and

                 (b)(iii) Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

              (4)(a)(i) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta
                              Gold) (Filed as Exhibit 4(a) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628);

                 (a)(ii) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta Platinum (Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2,
                              1998);

                 (b)(i) Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a)(i) (Filed as Exhibit 4(b) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No 33-41628);

                 (b)(ii) Form of Certificate (MFS Regatta Platinum) to be issued in connection with Contract filed as
                              Exhibit 4(a)(ii) (Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2,
                              1998);

              (5)(a)(i) Form of Application to be used with the annuity contract filed as Exhibit 4(a)(i) (Filed as Exhibit 5(a) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628;

                 (a)(ii) Form of Application to be used with the annuity contract filed as Exhibit 4(a) (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2, 1998);

                 (b)(i) Form of Application to be used with the Certificate filed as Exhibit 4(b)(i) (Filed as
                              Exhibit 5 (b) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628);

                 (b)(ii) Form of Application to be used with the Certificate filed as Exhibit 4(b) (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File 33-41628, filed on March 2, 1998);

              (6)(a) Certificate of Incorporation and By-laws of the Depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 333-37907, filed on October 14,
                              1997);

                 (b) By-Laws of the Depositor, as amended effective as of January 1, 2000 (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000:

              (7)             Not Applicable;

              (8)(a) Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as
                              Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26,
                              1999);

                 (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                    (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                    (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                              Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (c) Form of Fund Participation Agreement between Depositor and J.P. Morgan Services Trust II (Filed as Exhibit 8(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (d) Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (e) Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (f) Form of Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

              (9) Opinion of Counsel and Consent to its use as to the legality of the securities being registered (Filed as Exhibit 9 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed July 15, 1999);

             (10)(a)          Consent of Independent Auditors*;

                 (b)          Representation of Counsel Pursuant to Rule
                              485(b)*;

             (11) Financial Statement Schedules I and VI (Incorporated by reference to the
                              Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 21, 2000);

             (12)             Not Applicable;

             (13) Schedule for Computation of Performance Quotations (Incorporated by reference to
                              Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on
                              April 29, 1998);



             (14)             Not Applicable;



             (15)(a) Powers of Attorney (Filed as Exhibit 15 to the Registration Statement on Form S-6,
                              File No. 333-94359, filed on January 10, 2000)

                 (b)          Power of Attorney of David D. Horn (Filed as
                              Exhibit 15(b) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

                 (c)          Power of Attorney of Richard B. Bailey (Filed as
                              Exhibit 15(c) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-05227, filed on April 5, 2000);

                 (d) Power of Attorney of William W. Stinson (Filed as Exhibit 15(d) to Post-Effective Amendment
                              No. 23 to the Registration Statement on Form
                              N-4, File No. 2-78738, filed on April 20, 2000);
                              and



             (16)             Organizational Chart of Sun Life
                              Assurance Company of Canada (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and                             Principal Positions and Offices
          Business Address                     with Depositor
          ----------------                     --------------

          Donald A. Stewart                    Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          C. James Prieur                      Vice Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada MSH 1J9

          James A. McNulty, III                President and Director
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Richard B. Bailey                    Director
          63 Atlantic Avenue
          Boston, MA 02110

          Gregory W. Gee                       Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          David D. Horn                        Director
          Strong Road
          New Vineyard, ME 04956

          Angus A. MacNaughton                 Director
          Genstar Investment Corporation
          555 California Street, Suite 4850
          San Francisco, CA 94104

          S. Caesar Raboy                      Director
          220 Boylston Street
          Boston, MA 02110

          William W. Stinson                   Director
          Canadian Pacific Limited
          1800 Bankers Hall, East Tower
          855 - 2nd Street S.W.
          Calgary, Alberta
          Canada T2P 4Z5

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          James M.A. Anderson                Vice President, Investments
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Peter F. Demuth                    Vice President and Chief Counsel
          One Sun Life Executive Park        and Assistant Secretary
          Wellesley Hills, MA 02481

          Ronald J. Fernandes                Vice President, Retirement
          One Copley Place                   Products and Services
          Boston, MA 02116

          Ellen B. King                      Counsel and Secretary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Davey S. Scoon                     Vice President, Finance and
          One Sun Life Executive Park        Treasurer
          Wellesley Hills, MA 02481

          Robert P. Vrolyk                   Vice President and
          One Sun Life Executive Park        Actuary
          Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organizational chart of Sun Life Assurance of Canada is incorporated herein by reference to Exhibit 16 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000.

     None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS:

     As of June 12, 2000, there were 772 qualified and 1228 non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

Item 28. INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective January 1, 2000, a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-30844, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of the Depositor, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.

     Name and Principal                      Positions and Offices
     Business Address*                       with Underwriter
     ----------------                        ----------------
     William Franca.....................     Managing Principal
     Michael M Senning..................     Managing Principal
     Davey S. Scoon.....................     Treasurer and Director
     James M.A. Anderson................     Director
     Ronald J. Fernandes................     Director
     James A. McNulty, III..............     Director
     George E. Maden....................     Secretary
     Roy P. Creedon.....................     Assistant Secretary
     Brian A. Krivitsky.................     Vice President
     Cynthia M. Orcutt..................     Vice President
     Norton A. Goss, II.................     Assistant Vice President

-------------
* The principal business address of all directors and officers of the principal underwriter except Messrs. Fernandes, Goss and Krivitsky is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs. Fernandes, Goss and Krivitsky is One Copley Place, Boston, Massachusetts 02116.

(a)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley
Hills, Massachusetts 02481, and One Copley Place, Boston, Massachusetts 02116, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

     Not Applicable.

Item 32. UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment No. 3 to the Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 23rd day of June 2000.

                                SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                                (Registrant)

                                SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Depositor)

                                By:  /s/  JAMES A. McNULTY, III
                                     ----------------------------
                                     James A. McNulty, III
                                     President


Attest: /s/ EDWARD M. SHEA
--------------------------
     Edward M. Shea
     Assistant Vice President and Senior Counsel

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.


SIGNATURE                                TITLE                                           DATE
-------------------------------------    ------------------------------------            --------------

/s/ JAMES A. McNULTY, III                President and Director                          June 23, 2000
-------------------------------------    (Principal Executive Officer)
James A. McNulty, III


/s/ DAVEY S. SCOON                       Vice President, Finance                         June 23, 2000
-------------------------------------    and Treasurer
Davey S. Scoon                           (Principal Financial and Accounting Officer)

* /s/ DONALD A. STEWART                  Chairman and Director                           June 23, 2000
-------------------------------------
Donald A. Stewart

* /s/ C. JAMES PRIEUR                    Vice Chairman and Director                      June 23, 2000
-------------------------------------
C. James Prieur

**/s/ RICHARD B. BAILEY                  Director                                        June 23, 2000
-------------------------------------
Richard B. Bailey


* By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 8 to the Registration Statement on Form S-6 (File No. 333-94359), filed January 10, 2000.

** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(c) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-05227, filed April 5, 2000.

SIGNATURE                                TITLE                                           DATE
-------------------------------------    ------------------------------------            --------------

* /s/ GREGORY W. GEE                     Director                                        June 23, 2000
-------------------------------------
Gregory W. Gee

*** /s/ DAVID D. HORN                    Director                                        June 23, 2000
-------------------------------------
David D. Horn

* /s/ ANGUS A. MACNAUGHTON               Director                                        June 23, 2000
-------------------------------------
Angus A. MacNaughton

*/s/ S. CAESAR RABOY                     Director                                        June 23, 2000
-------------------------------------
S. Caesar Raboy

****/s/ WILLIAM W. STINSON               Director                                        June 23, 2000
-------------------------------------
William W. Stinson


* By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 8 to Registration Statement on Form S-6 (File No. 333-94359), filed January 10, 2000.

*** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(b) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on
Form N-4 (File No. 333-82957), filed February 3, 2000.

**** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 2-78738, filed April 20, 2000.

                                   EXHIBIT INDEX

(10)(a)          Consent of Independent Auditors

(10)(b)          Representation of Counsel